Accounts receivable (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade	$ 1,126,772	$ 931,530
R&D and other tax credits	245,980	246,616
Other	108,616	107,734
Total accounts receivable	$ 1,481,368	$ 1,285,880